Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 185,926	$ 49,264	$ 9,393
Less: allowance for expected credit loss	(19)	(19)	(19)
Total accounts receivable net	$ 185,907	$ 49,245	$ 9,374	[1]

[1]	Re-presented as mentioned in Note 23